Income tax - Narrative (Details) - GBP (£)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Disclosure of income tax [Line Items]
Current tax liabilities	£ 0	£ 0	£ 0
Operating loss carryforward, maximum annual limit	£ 5,000,000
Finance (No 2) Act 2015
Disclosure of income tax [Line Items]
Corporate income tax rate	20.00%
Finance (No 2) Act 2015 | April 1, 2017
Disclosure of income tax [Line Items]
Corporate income tax rate	19.00%
Finance (No 2) Act 2015 | April 1, 2020
Disclosure of income tax [Line Items]
Corporate income tax rate	18.00%
Finance Act 2016 | April 1, 2020
Disclosure of income tax [Line Items]
Corporate income tax rate	17.00%